As filed with the Securities and Exchange Commission on November 20, 2006

Securities Act Registration No. 333-22467

Investment Company Act File No. 811-08073

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 15

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 16

State Farm Variable Product Trust

(Exact name of Registrant as Specified in Charter)

Three State Farm Plaza, Bloomington, Illinois	61791-0001
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (888) 702-2307

Alan Goldberg
Bell Boyd & Lloyd LLC
Michael L. Tipsord	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602
(Names and addresses of agents for service)

Amending Parts A, B and C, and filing exhibits

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to rule 485(b)

☒	on December 1, 2006 pursuant to rule 485(b)

☐	60 days after filing pursuant to rule 485(a)(1)

☐	on May 1, 2006 pursuant to rule 485(a)(1)

☐	75 days after filing pursuant to rule 485(a)(2)

☐	on pursuant to rule 485(a)(2)

EXPLANATORY NOTE

This Post-Effective Amendment No. 15 under the Securities Act of 1933 (the “1933 Act”) to the Registration Statement of State Farm Variable Product Trust hereby incorporates by reference all of the information set forth in Post-Effective Amendment No. 14 under the 1933 Act which was filed on September 28, 2006. The sole purpose of this Post-Effective Amendment is to delay the effectiveness of Post-Effective Amendment No. 14 until December 1, 2006.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, State Farm Variable Product Trust, certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bloomington, and State of Illinois on the 20th day of November 2006.

STATE FARM VARIABLE PRODUCT TRUST

By:	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Pursuant to the Securities Act of 1933, this post-effective amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Edward B. Rust, Jr.	Trustee and President	November 20, 2006

*Michael L. Tipsord	Trustee, Senior Vice President and Treasurer	November 20, 2006

*Thomas M. Mengler	Trustee	November 20, 2006

*James A. Shirk	Trustee	November 20, 2006

*Donald A. Altorfer	Trustee	November 20, 2006

*Victor J. Boschini	Trustee	November 20, 2006

*David L. Vance	Trustee	November 20, 2006

**Alan R. Latshaw	Trustee	November 20, 2006

By:	/s/ David Moore
David Moore
Attorney-In-Fact
November 20, 2006

*	Original powers of attorney authorizing David Moore, among others, to execute this Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, have been executed and are incorporated by reference from post-effective amendment number six on Form N-1A, No. 333-22467 filed April 30, 2003.

**	Original power of attorney authorizing David Moore, among others, to execute this Registration Statement, and Amendments thereto, have been executed and are incorporated by reference from post-effective amendment number 12 on Form N-1A, No. 333-22467 filed July 22, 2005.